Current and deferred taxes on income (Tables)	12 Months Ended
Dec. 31, 2017
Current and deferred taxes on income.
Schedule of reconciliation of taxes on income expenses

	2017	2016	2015
Profit before taxation	271,459	208,892	(178,257)
Standard rate (i)	27.08%	29.22%	29.22%

Taxes on income at standard rates	(73,511)	(61,038)	52,087
Share in the results of investees	16	(46)	(75)
Difference in tax rate for subsidiaries outside Luxembourg	(19,912)	(11,425)	4,138
Re-measurement of deferred tax - change in Peru tax rate (ii)	—	(41,588)	—
Taxes on dividend received from foreign sudisdiary	(8,299)	—	—
Taxes of prior years (iii)	(5,381)	1,127	—
Difference arising on carrying non-current assets using a different base	12,144	2,458	(18,310)
Other permanent (additions) exclusions, net	(11,251)	12,129	939

Taxes on income	(106,194)	(98,383)	38,779

Current	(125,691)	(75,282)	(62,758)
Deferred	19,497	(23,101)	101,537

Taxes on income on the income statement	(106,194)	(98,383)	38,779

(i)

The combined applicable income tax rate (including an unemployment fund contribution) was 29.22% for the fiscal year ending 2016. On December 14, 2016, the Luxembourg government approved bill of law 7020, in the 2017 tax reform bill. Among other changes included in the 2017 tax reform bill, the main change announced was the decrease of the income tax rate to 27.08% in 2017 and to 26.01% from 2018 onwards.

(ii)

The Peruvian companies pay their taxes based on the general regime of taxation, which provides for a progressive decrease in the tax rate after the year 2015. Until 2014 the rate was 30%, while for 2015 and 2016 the rate was 28%, for 2017 and 2018 the rate was expected to be 27% and from 2019 onwards the rate was expected to be 26%. However, in December 2016, the tax rate changed to 29.5% applicable from January 1, 2017. The change impacted the deferred tax mainly over the purchase price allocation of NEXA PERU.

(iii)	Income taxes paid or recovered in Austria by our subsidiary Votorantim GmbH which are related to prior years.

Schedule of analysis of deferred tax balances

	2017	2016
Tax credits on non-operating losses	104,100	102,555
Tax credits on temporary diferences
Exchange variation losses	79,430	84,536
Environmental liabilities	28,504	27,206
Asset retirement obligation	23,990	22,085
Tax, civil and labor provisions	15,666	16,904
Other provisions	12,481	13,792
Provision for profit sharing	6,521	6,322
Provision for inventory losses	4,395	5,202
Use of public assets	4,093	4,305
Provision for impairment of trade receivables	1,110	743
Other	5,028	1,863

Tax debits on temporary diferences
Adjustment to present value	(1,253)	(1,269)
Capitalized interest	(10,624)	(7,184)
Accelerated depreciation and adjustment of useful lives	(28,371)	(20,748)
Depreciation and amortization of fair value adjustment to PP&E and intangible assets	(344,531)	(363,604)
Other	(957)	(12)

	(100,418)	(107,304)

Net deferred tax assets related to the same legal entity	224,513	221,304
Net deferred tax liabilities related to the same legal entity	(324,931)	(328,608)

	(100,418)	(107,304)

Schedule of effects of deferred tax and taxes on profit or loss and other comprehensive income

	2017	2016
Balance at beginning of year	(107,304)	(119,351)
Effect on income for the period	19,497	(23,101)
Effect on comprehensive income	(4,119)	8,825
Exchange variation	(8,492)	26,323

Balance at end of year	(100,418)	(107,304)

Schedule of tax effects relating to components of other comprehensive income (loss)
	2017			2016
	Before tax	(Charge) credit	After tax	Before tax	(Charge) credit	After tax
Operating cash flow hedge accounting	16,675	(4,119)	12,556	(25,081)	8,825	(16,256)